Bank Borrowings	12 Months Ended
Dec. 31, 2023
Bank Borrowings [Abstract]
BANK BORROWINGS

10. BANK BORROWINGS

Outstanding balances of bank borrowings as of December 31, 2022, and 2023 consisted of the following:

	As of December 31,
	2022	2023	2023
	HKD	HKD	US$
Bank borrowings:
Guaranteed	375,059	—	—
Collateralized and guaranteed	83,962,426	30,753,400	3,937,242
	84,337,485	30,753,400	3,937,242
Less: current maturities	(83,962,426)	(30,753,400)	(3,937,242)
Non-current maturities	375,059	—	—

Bank borrowings as of December 31, 2022 and 2023 are as follows:

		Maturity		Interest	Interest	As of December 31,
Lender	Type	date	Currency	rate as of December 31, 2022	rate as December 31, 2023	2022	2023	2023
						HKD	HKD	US$
DBS Bank (Hong Kong) Limited (i)	Trading finance	Within 1 year	HKD	Bank prevailing rates	Bank prevailing rates	17,232,296	5,884,863	753,417
The Hongkong and Shanghai Banking Corporation Limited (i)	Trading finance	Within 1 year	HKD	Bank prevailing rates	Bank prevailing rates	44,500,679	21,568,885	2,761,383
Dah Sing Bank, Limited (i)	Overdraft	Within 1 year	HKD	Bank prevailing rates	Bank prevailing rates	22,229,451	—	—
Citibank, N.A., Hong Kong Branch (ii)	Trading finance	Within 1 year	HKD	Bank prevailing rates	Bank prevailing rates	—	3,299,652	422,442
HSBC UK Bank plc (iii)	Term loan	June 15, 2026	GBP	2.5%	—	375,059	—	—
Total						84,337,485	30,753,400	3,937,242
Less: current maturities						(83,962,426)	(30,753,400)	(3,937,242)
Non-current maturities						375,059	—	—

(i)	In connection with our operations in Hong Kong, Neo-Concept HK, together with a related company, Neo-Concept (Holdings) Company Limited (“NCH”), a company incorporated in Hong Kong and controlled by Ms. Siu, entered into (as renewed or supplemented yearly where required) several banking facilities with banks in Hong Kong for combined banking facilities which were shared by Neo-Concept HK and NCH combinedly. The banking facilities were secured, details of which are set out as follows:

(a)	Unlimited personal guarantee by Ms. Siu;

(b)	Ms. Siu being a subordinated lender towards all sums of money owed by Neo-Concept HK and NCH;

(c)	Legal charge over certain properties and car parking spaces owned by Ms. Siu and an immediate family member of Ms. Siu and also assignment of rental from the properties and the car parking spaces;

(d)	Legal charge over certain deposits accounts held by NCH at the relevant banks;

(e)	Legal charge over certain investment funds held by NCH at the relevant banks;

(f)	Assignment of benefit from life insurances premium assets held by NCH at the relevant banks;

(g)	Assignment of benefit from life insurances premium assets held by Pure Diamond Limited, a related company in which Ms. Siu has interests, at a relevant bank;

(h)	Indemnity granted by NCH to relevant banks;

(i)	Guaranteed by Neo-Concept Fashion (Zhongshan) Co., Ltd, a subsidiary company of NCH, amounting to HKD 131 million; and

(j)	Cross-corporate guaranteed by Neo-Concept HK and NCH;

(ii)	The banking facilities were secured, details of which are set out as follows:

(a)	Personal guarantee by Ms. Siu and an immediate family member of Ms. Siu;

(b)	Cross-corporate guaranteed by Neo-Concept HK, Neo-Concept (BVI) Limited, a company controlled by Ms. Siu, and NCH; and

(c)	Legal charge over certain deposits accounts held by NCH at the relevant banks;

(iii)	The loan was obtained in June 2020 having a tenure of 6 years with a fixed interest rate of 2.5% per annum. It was made under the Bounce Back Loan Scheme managed by the British Government (“BBLS Guarantee”). The BBLS Guarantee provides a full repayment guarantee to the lender on the loan.

Loan type in terms of currency	Carrying value	Carrying value	Within 1 year	2024	2025	2026	2027
	HKD	US$	HKD	HKD	HKD	HKD	HKD
in HKD	83,962,426	10,749,392	83,962,426	—	—	—	—
in GBP	375,059	48,017	—	—	—	375,059	—
December 31, 2022	84,337,485	10,797,409	83,962,426	—	—	375,059	—

Loan type in terms of currency	Carrying value	Carrying value	Within 1 year	2025	2026	2027	2028
	HKD	US$	HKD	HKD	HKD	HKD	HKD
in HKD	30,753,400	3,937,242	30,753,400	—	—	—	—
in GBP	—	—	—	—	—	—	—
December 31, 2023	30,753,400	3,937,242	30,753,400	—	—	—	—